Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
6. Fair Value of Financial Instruments
ASC 820, Fair Value Measurements, states that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. The three-tiered fair value hierarchy, which prioritizes which inputs should be used in measuring fair value, is comprised of: (Level I) observable inputs such as quoted prices in active markets; (Level II) inputs other than quoted prices in active markets that are observable either directly or indirectly and (Level III) unobservable inputs for which there is little or no market data. The fair value hierarchy requires the use of observable market data when available in determining fair value.
Fair value measurements on a recurring basis
Assets and liabilities that were measured at fair value on a recurring basis were as follows:

	As of December 31, 2022				As of December 31, 2023
	Fair Value	Level I	Level II	Level III	Fair Value	Level I	Level II	Level III
Assets
Short-term investments (i) (Note 2(k))	1,262,129	—	1,262,129	—	781,216	—	781,216	—
Debt investments (ii) (Note 13)	1,626,131	—	—	1,626,131	1,228,595	—	—	1,228,595
Equity investments with readily determinable fair values (iii) (Note 13)	112,641	112,641	—	—	104,972	104,972	—	—

	3,000,901	112,641	1,262,129	1,626,131	2,114,783	104,972	781,216	1,228,595

Liability
Derivative liability relating to the contingent consideration (iv) (Note 5)	—	—	—	—	393,473	—	—	393,473

(i) Short-term investments are investments in financial instruments with variable interest rates and maturity dates within one year. Fair value of short-term investments is estimated based on the quoted prices of similar financial products provided by banks at the end of each period (Level II).
(ii) Debt investments do not have readily determinable market values and are categorized as Level III in the fair value hierarchy. The Group uses a combination of valuation methodologies, including the equity allocation model, market and income approaches based on the Group’s best estimate, which are determined by using information including but not limited to the pricing of recent rounds of financing of the investees, future cash flow forecasts, liquidity factors and multiples of comparable companies.
(iii) Equity investments with readily determinable fair values are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level I of fair value measurements.
(iv) Derivative liability relating to the contingent consideration is valued based on (i) the quoted prices in active markets at the reporting date and (ii) an estimation on potential issuance of the Company’s ordinary shares relating to the contingent consideration from business combination. The Group classifies the valuation techniques that use these inputs as Level III of fair value measurements.

Fair value measurements on a
non-recurring
basis
The Group measures investments without readily determinable fair value (Note 13(i)) on a non-recurring
basis when fair value changes can be determined based upon observable and relevant market information. Related adjustments (impairment related) are recorded as appropriate based upon such observable information. An observable price change is usually resulting from new rounds of financing of the investees. The Group determines whether the securities offered in new rounds of financing are similar to the equity securities held by the Group by comparing the rights and obligations of the securities. When the securities offered in new rounds of financing are determined to be similar to the securities held by the Group, it adjusts the observable price of the similar security to determine the amount that should be recorded as an adjustment in the carrying value of the security to reflect the current fair value of the security held by the Group by using the backsolve method based on the equity allocation model with adoption of some key parameters such as risk-free rate, equity volatility, probability of each scenario and dividend yield, which are significant unobservable inputs (Level III).